Derivative financial instruments - Summary of derivatives financial instruments by index (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	R$ 655,827,798	R$ 520,217,621	R$ 88,689,738
Derivative financial liabilities, notional amount	610,429,450	492,067,822	86,580,121
Derivative financial assets	13,148,767	4,085,004	1,692,031
Derivative financial liabilities	(12,729,596)	(3,229,236)	(991,399)
Derivative financial assets liabilities, net		855,768	700,632
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	16,819,387	3,955,473	3,454,728
Derivative financial liabilities, notional amount	5,517,378	3,420,857	3,981,304
Derivative financial assets	637,693	1,133,768	244,262
Derivative financial liabilities	(693,187)	(485,164)	(247,732)
Swap contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		3,955,473	3,454,728
Derivative financial liabilities, notional amount		3,420,857	3,981,304
Derivative financial assets		1,133,768	244,262
Derivative financial liabilities		(485,164)	(247,732)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	14,566,817	1,857,542	809,202
Derivative financial liabilities, notional amount	10,248,842	164,209	19,142
Derivative financial assets	5,901,156	187,392	573,963
Derivative financial liabilities	(5,492,148)	(2,480)	(17,170)
Forward contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		1,710,648	239,478
Derivative financial liabilities, notional amount		162,551	2,234
Derivative financial assets		40,499	4,239
Derivative financial liabilities		(822)	(262)
Forward contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount			342,681
Derivative financial liabilities, notional amount		1,658	16,908
Derivative financial assets			342,681
Derivative financial liabilities		(1,658)	(16,908)
Forward contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		146,893	227,043
Derivative financial assets		146,893	227,043
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	22,282,253	15,920,584	5,679,425
Derivative financial liabilities, notional amount	20,343,451
Derivative financial assets	7,451	21,809	6,599
Derivative financial liabilities	(19,745)
Futures contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		965	5,679,425
Derivative financial assets		329	6,599
Futures contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		15,919,619
Derivative financial assets		21,480
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	602,159,341	498,484,022	78,746,383
Derivative financial liabilities, notional amount	574,319,779	488,482,756	82,579,675
Derivative financial assets	6,602,467	2,742,035	867,207
Derivative financial liabilities	R$ (6,524,516)	(2,741,592)	(726,497)
Option contract [member] | Foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		37,500	1,734,063
Derivative financial liabilities, notional amount		37,500	2,059,104
Derivative financial assets		82,369	115,570
Derivative financial liabilities		(94,612)	(171,918)
Option contract [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		1,770,220	5,500,627
Derivative financial liabilities, notional amount		2,511,960	3,245,796
Derivative financial assets		210,448	365,631
Derivative financial liabilities		(229,291)	(172,748)
Option contract [member] | Commodities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount			213
Derivative financial liabilities, notional amount			130
Derivative financial assets			1,582
Derivative financial liabilities			(1,391)
Option contract [member] | Interest [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount		496,676,302	71,511,480
Derivative financial liabilities, notional amount		485,933,296	77,274,645
Derivative financial assets		2,449,218	384,424
Derivative financial liabilities		R$ (2,417,689)	R$ (380,440)